Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 271,447	$ 429,824
Accounts receivable, net	184,731	25,513
Investment tax credits receivable		128,718
Other tax credits		30,525
Prepaid expenses	34,371	29,190
Total Current Assets	490,701	643,770
Investments	715,451	670,822
Intangible assets	23,347	1,932
Property and equipment, net	5,712	17,225
Total Assets	1,265,884	1,333,749
Current liabilities
Accounts payable	16,934	13,601
Accrued liabilities	9,234	26,308
Deferred revenue		57,862
Total current liabiliities	49,515	99,855
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2020 and March 31, 2020.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2020 and March 31, 2020.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at December 31, 2020 and 8,136,348 shares as at March 31, 2020.	$ 19,491,842	$ 19,491,842
Additional paid-in capital	2,966,068	2,966,068
Accumulated deficit	(21,137,102)	(20,631,105)
Accumulated other comprehensive income	(104,439)	(592,911)
Total shareholders' equity	1,216,369	1,233,894
Total liability and equity	$ 1,265,884	$ 1,333,749